Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Fair Value Measurements
Unrealized gain (loss) on derivatives			$ 3,651	$ 819
IRLCs
Fair Value Measurements
Issuances (purchases) of derivative instruments	$ 10,000	$ (100)	$ 15,900	600
Derivative term			51 days
Gain (loss) on derivatives	1,000	(900)	$ 2,600	100
Forward commitments
Fair Value Measurements
Gain (loss) on derivatives	(9,100)	5,000	(2,700)	8,400
Unrealized gain (loss) on derivatives	$ (1,000)	$ 1,500	$ 3,500	$ 800